Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property and Equipment, Net [Line Items]
Subtotal	$ 5,497,178	$ 1,529,470
Less: accumulated depreciation	(3,872,578)	(1,149,155)
Total property and equipment, net	1,624,600	380,315
Office equipment [Member]
Property and Equipment, Net [Line Items]
Subtotal	3,458,060	1,003,594
Motor vehicle [Member]
Property and Equipment, Net [Line Items]
Subtotal	759,063
Furniture & Fitting [Member]
Property and Equipment, Net [Line Items]
Subtotal	306,004	70,563
Office and warehouse renovation [Member]
Property and Equipment, Net [Line Items]
Subtotal	$ 974,051	$ 455,313